Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Revenues
Total Revenues	$ 624,897	$ 719,419
Cost of Sales
Total Cost of Sales	493,679	478,909
Gross Profit	131,218	240,510
General and Administrative Expenses
Stock compensation and stock issued for services	1,327,811
General and administrative	796,048	863,594
Loss from Operations	(1,992,641)	(623,084)
Other Income (Expense)
Other income	3,049	40,444
Expenses related to convertible notes payable:
Change in fair value of derivative liability	802,968
Interest accretion	(228,933)
Interest expense	(601,790)	(48,813)
Total Other Income (Expense)	(24,706)	(8,369)
Net Loss before Income Taxes	(2,017,347)	(631,453)
Income taxes (Note 9)
Net Loss	$ (2,017,347)	$ (631,453)
Net Basic and Fully Diluted Loss Per Share	$ (0.138)	$ (0.065)
Weighted average common shares outstanding Basic and fully diluted	14,658,382	9,656,723
Fully diluted	17,105,758	9,656,723
Technology interactive panels and related products [Member]
Revenues
Total Revenues	$ 621,833	$ 496,470
Cost of Sales
Total Cost of Sales	493,679	407,351
Entertainment theater ticket sales and concessions [Member]
Revenues
Total Revenues		216,755
Cost of Sales
Total Cost of Sales		71,558
Technology office supplies [Member]
Revenues
Total Revenues	$ 3,064	$ 6,194